UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 06373

SIT MUTUAL FUNDS, INC.

(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end: June 30, 2016

Date of reporting period: September 30, 2016

Item 1. Schedule of Investments

The Registrant, Sit Mutual Funds, Inc., is comprised of:

Sit International Growth Fund (Series A)

Sit Balanced Fund (Series B)

Sit Developing Markets Growth Fund (Series C)

Sit Small Cap Growth Fund (Series D)

Sit Dividend Growth Fund (Series G)

Sit Global Dividend Growth Fund (Series H)

Sit Small Cap Dividend Growth Fund (Series I)

Sit ESG Growth Fund (Series J)

The schedule of investments for each series of the Registrant as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding a particular fund and its holdings, please see that fund’s most recent prospectus and annual report.

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

Sit Balanced Fund

Quantity	Name of Issuer	Fair Value ($)

Common Stocks - 63.1%
Commercial Services - 1.4%
1,225	Equifax, Inc.	164,860
3,150	Nielsen Holdings, PLC	168,746

		333,606

Communications - 2.0%
1,400	SBA Communications Corp. *	157,024
6,500	Verizon Communications, Inc.	337,870

		494,894

Consumer Durables - 0.8%
1,350	Electronic Arts, Inc. *	115,290
1,000	Polaris Industries, Inc.	77,440

		192,730

Consumer Non-Durables - 5.3%
3,050	Estee Lauder Cos., Inc.-Class A	270,108
6,850	Hanesbrands, Inc.	172,962
3,825	NIKE, Inc.	201,386
2,925	PepsiCo, Inc.	318,152
1,150	Philip Morris International, Inc.	111,803
2,500	Procter & Gamble Co.	224,375

		1,298,786

Consumer Services - 5.5%
2,450	CBS Corp.	134,113
230	Chipotle Mexican Grill, Inc. *	97,405
1,900	Marriott International, Inc.	127,927
6,200	Starbucks Corp.	335,668
1,700	Time Warner, Inc.	135,337
6,150	Visa, Inc.	508,605

		1,339,055

Electronic Technology - 6.2%
4,350	Apple, Inc.	491,767
9,250	Applied Materials, Inc.	278,887
1,925	Broadcom, Ltd.	332,101
4,000	Ciena Corp. *	87,200
6,700	Intel Corp.	252,925
1,025	Skyworks Solutions, Inc.	78,044

		1,520,924

Energy Minerals - 2.4%
650	Chevron Corp.	66,898
2,250	Continental Resources, Inc. *	116,910
850	EOG Resources, Inc.	82,203
3,800	Marathon Petroleum Corp.	154,242
2,300	Occidental Petroleum Corp.	167,716

		587,969

Quantity	Name of Issuer	Fair Value ($)

Finance - 6.3%
1,600	Ameriprise Financial, Inc.	159,632
3,800	Brixmor Property Group, Inc.	105,602
800	Chubb, Ltd.	100,520
1,175	Goldman Sachs Group, Inc.	189,492
4,000	Invesco, Ltd.	125,080
4,575	JPMorgan Chase & Co.	304,649
2,600	KeyCorp	31,642
1,600	Marsh & McLennan Cos., Inc.	107,600
4,700	Synchrony Financial	131,600
3,150	US Bancorp	135,104
3,450	Wells Fargo & Co.	152,766

		1,543,687

Health Services - 1.5%
950	Centene Corp. *	63,612
550	Humana, Inc.	97,290
1,550	UnitedHealth Group, Inc.	217,000

		377,902

Health Technology - 8.5%
2,550	AbbVie, Inc.	160,828
550	Alexion Pharmaceuticals, Inc. *	67,397
750	Allergan, PLC *	172,732
1,750	Celgene Corp. *	182,927
2,700	Gilead Sciences, Inc.	213,624
1,000	Incyte Corp. *	94,290
2,100	Johnson & Johnson	248,073
5,100	Medtronic, PLC	440,640
5,650	Pfizer, Inc.	191,366
1,000	Thermo Fisher Scientific, Inc.	159,060
1,125	Zimmer Holdings, Inc.	146,272

		2,077,209

Industrial Services - 0.4%
1,150	Schlumberger, Ltd.	90,436

Process Industries - 1.2%
2,425	Ecolab, Inc.	295,171

Producer Manufacturing - 3.9%
825	3M Co.	145,390
950	Danaher Corp.	74,481
1,500	Delphi Automotive, PLC	106,980
2,450	General Electric Co.	72,569
1,850	Honeywell International, Inc.	215,691
1,500	Raytheon Co.	204,195
1,400	United Technologies Corp.	142,240

		961,546

Retail Trade - 4.4%
3,100	CVS Health Corp.	275,869
2,375	Home Depot, Inc.	305,615
1,600	Macy’s, Inc.	59,280

See accompanying notes to schedule of investments.

SEPTEMBER 30, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

Sit Balanced Fund (Continued)

Quantity /Principal Amount ($)	Name of Issuer	Fair Value ($)

2,300	Target Corp.	157,964
2,900	TJX Cos., Inc.	216,862
200	Ulta Salon Cosmetics & Fragrance, Inc. *	47,596

		1,063,186

Technology Services - 10.5%
1,600	Accenture, PLC	195,472
3,300	Adobe Systems, Inc. *	358,182
430	Alphabet, Inc.-Class A *	345,746
255	Alphabet, Inc.-Class C *	198,209
1,250	ANSYS, Inc. *	115,762
3,375	Cognizant Technology Solutions Corp. *	161,021
2,525	Facebook, Inc. *	323,882
7,575	Microsoft Corp.	436,320
1,350	Oracle Corp.	53,028
2,750	PayPal Holdings, Inc. *	112,668
185	priceline.com, Inc. *	272,226

		2,572,516

Transportation - 2.5%
5,575	Delta Air Lines, Inc.	219,432
925	FedEx Corp.	161,579
1,350	Union Pacific Corp.	131,666
900	United Parcel Service, Inc.	98,424

		611,101

Utilities - 0.3%
525	NextEra Energy, Inc.	64,218

Total Common Stocks (cost: $11,705,927)		15,424,936

Bonds - 32.5%

Asset-Backed Securities - 1.4%
7,779	Centex Home Equity, 2004-D AF4, 5.18%, 6/25/32 [14]	7,792
8,071	Citifinancial Mortgage Securities, Inc., 2004-1 AF3, 4.27%, 4/25/34 [14]	8,123
10,909	Conseco Finance, 2001-D M1, 1.87%, 11/15/32 [1]	10,794
10,999	Conseco Financial Corp., 1997-7 A6, 6.76%, 7/15/28	11,129
74,989	Credit Suisse First Boston Mortgage Corp., 2005-AGE1 M3, 1.18%, 2/25/32 [1]	73,234
27,241	HouseHold Home Equity Loan Trust, 2007-2 A4, 0.83%, 7/20/36 [1]	27,101
7,234	Irwin Home Equity Corp., 2005-1 M1, 5.92%, 6/25/35 [14]	7,303
19,520	New Century Home Equity Loan Trust, 2005-A A4W, 4.65%, 8/25/35 [14]	20,245
70,600	Park Place Securities, Inc., 2005-WHQ3 M2, 1.20%, 6/25/35 [1]	70,487

Principal Amount ($)	Name of Issuer	Fair Value ($)

1,301	Residential Asset Mortgage Products, Inc., 2005-RZ3 A3, 0.93%, 9/25/35 [1]	1,300
4,643	Residential Funding Mortgage Securities II, Inc., 2003-HI2 A6, 5.26%, 7/25/28 [14]	4,633
78,456	Vanderbilt Acquisition Loan Trust Series, 2002-1 B2, 8.47%, 5/7/32 [1]	89,029

		331,170

Collateralized Mortgage Obligations - 6.1%
	Fannie Mae:
50,086	2004-T1 1A1, 6.00%, 1/25/44	58,139
28,970	1999-17 C, 6.35%, 4/25/29	32,176
39,306	2001-82 ZA, 6.50%, 1/25/32	45,543
14,152	2009-30 AG, 6.50%, 5/25/39	15,550
6,131	2013-28 WD, 6.50%, 5/25/42	7,067
29,226	2004-W9 2A1, 6.50%, 2/25/44	34,072
83,224	2015-88 CJ, 6.50%, 7/25/44	95,187
4,607	2010-108 AP, 7.00%, 9/25/40	5,313
13,801	2004-T3, 1A3, 7.00%, 2/25/44	16,495
	Freddie Mac:
47,270	K014 1A, 2.79%, 10/25/20	48,395
38,099	4293 BA, 5.36%, 10/15/47 [1]	41,408
40,935	2102 Z, 6.00%, 12/15/28	46,429
42,672	2122 ZE, 6.00%, 2/15/29	46,793
48,466	2980 QA, 6.00%, 5/15/35	56,427
24,815	2283 K, 6.50%, 12/15/23	27,390
43,407	2357 ZJ, 6.50%, 9/15/31	50,019
34,197	T-59 1A1, 6.50%, 10/25/43	41,066
79,954	4520 HM, 6.50%, 8/15/45	96,963
101,705	1142 IA, 7.00%, 10/15/21	111,366
10,803	3946 KW, 7.00%, 11/15/29	11,492
42,795	3704 CT, 7.00%, 12/15/36	50,875
29,683	2238 PZ, 7.50%, 6/15/30	34,451
	Government National Mortgage Association:
65,984	2015-80 BA, 6.98%, 6/20/45 [1]	77,273
64,568	2014-69 W, 7.26%, 11/20/34 [1]	76,839
55,033	2013-133 KQ, 7.37%, 8/20/38	66,153
36,451	2005-74 HA, 7.50%, 9/16/35	40,870
49,375	New Residential Mortgage Loan Trust, 2016-2A B3, 5.70%, 11/25/35 1, [4]	51,654
87,033	RFMSI Series Trust, 2003-S12 M1, 5.98%, 12/25/32 [1]	92,189
	Sequoia Mortgage Trust:
32,997	2013-3 A2, 2.50%, 3/25/43 [1]	32,368
17,589	2012-4 A2, 3.00%, 9/25/42 [1]	17,819
	Vendee Mortgage Trust:
29,844	2008-1 B, 7.46%, 3/15/25 [1]	34,501
23,953	1994-2 2, 8.64%, 5/15/24 [1]	26,275

		1,488,557

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

Sit Balanced Fund (Continued)

Principal Amount ($)	Name of Issuer	Fair Value ($)

Corporate Bonds - 13.2%
59,655	Aircraft Certificate Owner Trust 2003, 7.00%, 9/20/22 [4]	63,234
	Alphabet, Inc.:
25,000	2.00%, 8/15/26	24,684
50,000	3.63%, 5/19/21	54,871
39,429	American Airlines 2013-2 Class B Trust, 5.60%, 7/15/20 [4]	41,253
50,000	Ameriprise Financial, Inc., 3.70%, 10/15/24	54,132
25,000	Anheuser-Busch InBev Finance, Inc., 3.30%, 2/1/23	26,388
25,000	Aspen Insurance Holdings, Ltd., 4.65%, 11/15/23	26,594
100,000	Assured Guaranty US Holdings, Inc., 7.00%, 6/1/34	117,576
50,000	Bank One Corp. (Subordinated), 7.63%, 10/15/26	66,522
25,000	Bank One Michigan (Subordinated), 8.25%, 11/1/24	33,562
50,000	Berkshire Hathaway, Inc., 3.13%, 3/15/26	52,553
25,000	Blackstone Holdings Finance Co., LLC, 4.75%, 2/15/23 [4]	27,839
	Boeing Co.:
25,000	2.25%, 6/15/26	24,905
50,000	8.63%, 11/15/31	80,243
70,000	8.75%, 9/15/31	111,448
	Burlington Northern Santa Fe, LLC:
25,000	7.00%, 12/15/25	33,785
25,000	7.08%, 5/13/29	34,482
25,000	Canadian National Railway Co., 7.38%, 10/15/31	35,854
50,000	Cincinnati Financial Corp., 6.92%, 5/15/28	65,335
75,000	Citigroup, Inc., 3.50%, 2/27/33 [14]	75,267
25,000	Coca-Cola Co., 1.55%, 9/1/21	24,936
25,000	Comcast Cable Communications, LLC, 8.50%, 5/1/27	35,854
25,000	Comcast Corp., 2.75%, 3/1/23	25,905
50,000	ConocoPhillips Co., 4.95%, 3/15/26	56,358
42,516	Continental Airlines 2000-1 Class A-1 Trust, 8.05%, 11/1/20	47,512
25,000	Costco Wholesale Corp., 2.25%, 2/15/22	25,724
39,555	Delta Air Lines 2007-1 Class A Trust, 6.82%, 8/10/22	46,774
57,836	Doric Nimrod Air Alpha 2012-1 Class A Trust, 5.13%, 11/30/22 [4]	60,519
54,271	Doric Nimrod Air Alpha 2013-1 Trust, 5.25%, 5/30/23 [4]	57,121
25,000	General Electric Co., 7.50%, 8/21/35	37,356
25,000	Intel Corp., 3.10%, 7/29/22	26,702
	Invesco Finance, PLC:
25,000	3.13%, 11/30/22	25,943
50,000	3.75%, 1/15/26	53,508
150,000	INVISTA Finance, LLC, 4.25%, 10/15/19 [4]	149,262

Principal Amount ($)	Name of Issuer	Fair Value ($)

25,000	ITT, LLC, 7.40%, 11/15/25	33,497
50,000	JPMorgan Chase & Co., 3.88%, 2/1/24	53,915
25,000	Kaiser Foundation Hospitals, 3.50%, 4/1/22	26,624
25,000	KKR Group Finance Co., LLC, 6.38%, 9/29/20 [4]	29,068
50,000	Loews Corp., 3.75%, 4/1/26	53,109
25,000	Lowe’s Companies, Inc., 7.59%, 6/18/27	32,106
105,000	Manufacturers & Traders Trust Co. (Subordinated), 5.63%, 12/1/21 [1]	103,140
	Microsoft Corp.:
25,000	2.00%, 8/8/23	24,967
25,000	2.40%, 8/8/26	25,021
40,000	Northern States Power Co., 7.13%, 7/1/25	51,859
32,019	Northwest Airlines 2007-1 A Trust, 7.03%, 11/1/19	36,342
50,000	OM Asset Management, PLC, 4.80%, 7/27/26	50,043
50,000	Progressive Corp. (Subordinated), 6.70%, 6/15/37 [1]	48,125
75,000	Raytheon Co., 4.88%, 10/15/40	91,783
50,000	Rockwell Collins, Inc., 3.70%, 12/15/23	54,514
75,000	Security Benefit Life Insurance Co. (Subordinated), 7.45%, 10/1/33 [4]	90,177
50,000	Security Capital Group, Inc., 7.70%, 6/15/28	70,278
50,000	Spirit Airlines 2015-1B Trust, 4.45%, 4/1/24	50,250
50,000	State Street Corp., 7.35%, 6/15/26	68,858
75,000	Symetra Financial Corp., 4.25%, 7/15/24	77,864
50,000	UnitedHealth Group, Inc., 3.75%, 7/15/25	54,908
25,000	Unum Group, 3.88%, 11/5/25	25,486
38,079	US Airways 2001-1C Trust (Subordinated), 7.35%, 3/20/22	42,839
50,000	US Bancorp, 2.95%, 7/15/22	52,090
25,000	US Bancorp (Subordinated), 3.10%, 4/27/26	25,825
2,000	Verizon Communications, 5.90%, 2/15/54	55,880
31,879	Virgin Australia 2013-1A Trust, 5.00%, 10/23/23 [4]	33,075
25,000	Wachovia Capital Trust II (Subordinated), 1.18%, 1/15/27 [1]	21,750
50,000	Wells Fargo & Co. (Subordinated), 4.10%, 6/3/26	53,047
50,000	XTO Energy, Inc., 6.75%, 8/1/37	73,328

		3,233,769

Federal Home Loan Mortgage Corporation - 1.4%
156,943	5.00%, 10/1/43	177,692
6,470	6.00%, 10/1/21	6,835
63,527	6.50%, 2/1/22	69,059
40,541	7.50%, 7/1/29	47,755
13,460	7.50%, 11/1/36	16,830
25,861	8.00%, 2/1/34	31,538
3,779	8.38%, 5/17/20	3,964

		353,673

See accompanying notes to schedule of investments.

SEPTEMBER 30, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

Sit Balanced Fund (Continued)

Principal Amount ($)	Name of Issuer	Fair Value ($)

Federal National Mortgage Association - 3.3%
33,573	5.00%, 2/1/33	35,251
132,624	5.50%, 10/1/33	149,762
109,125	6.00%, 2/1/38	129,235
57,721	6.14%, 11/1/43	66,104
68,054	6.50%, 9/1/27	79,579
103,765	6.50%, 10/1/36	120,538
15,514	7.00%, 1/1/32	16,480
22,059	7.00%, 3/1/33	25,902
15,791	7.00%, 12/1/36	19,251
27,701	8.00%, 6/1/24	31,325
37,261	8.00%, 1/1/31	40,153
28,594	8.00%, 2/1/31	36,493
6,180	8.46%, 7/15/26	7,097
36,839	8.50%, 10/1/30	44,383

		801,553

Government National Mortgage Association - 2.2%
79,296	5.75%, 12/15/22	86,782
72,068	6.00%, 4/15/29	84,555
43,771	6.50%, 11/20/38	50,926
19,000	7.00%, 12/15/24	20,972
25,685	7.00%, 11/20/27	30,885
63,538	7.00%, 9/20/29	75,001
26,058	7.00%, 9/20/38	30,513
62,807	7.50%, 4/20/32	71,373
24,353	8.00%, 7/15/24	27,000
65,143	8.38%, 3/15/31	67,641

		545,648

Taxable Municipal Securities - 3.8%
50,000	Alaska Municipal Bond Bank Authority, 5.99%, 9/1/25	55,619
50,000	Banning Redevelopment Agency Successor Agency, 3.51%, 9/1/31	50,103
75,000	City of Tooele City UT, 2.32%, 12/1/24	75,123
40,000	Kentucky Housing Corp., 3.50%, 1/1/40	41,582
50,000	Los Angeles Community Redevelopment Agency, 8.00%, 9/1/38	67,208
40,338	Louisiana Housing Corp., 3.05%, 12/1/38	40,983
50,000	Louisiana Public Facilities Authority, 4.50%, 7/1/43	51,376
50,000	Macomb Interceptor Drain Drainage District, 5.50%, 5/1/30	52,978
50,000	Massachusetts Educational Financing Authority, 4.00%, 1/1/32	52,524
50,000	Michigan State Housing Development Authority, 2.10%, 4/1/21	49,854
100,000	Mississippi Development Bank, 2.54%, 8/1/24	102,110

Principal Amount ($)/ Quantity	Name of Issuer	Fair Value ($)

68,000	Multistate Liquidating Trust No. 1, 3.11%, 12/15/28 4, [17]	68,635
75,000	Northern Illinois Municipal Power Agency, 6.86%, 1/1/39	95,876
50,000	Soledad Redevelopment Agency, 6.13%, 12/1/32	53,120
65,000	Texas St. Pub. Fin. Auth. Charter Sch. Fin., 8.75%, 8/15/27	70,998

		928,089

U.S. Government / Federal Agency Securities - 1.1%
500,000	U.S. Treasury Strips, 2.66%, 5/15/44 [6]	257,792

Total Bonds (cost: $7,806,127)		7,940,251

Investment Companies - 2.1%
5,903	BlackRock Enhanced Government Fund	81,284
24,300	BlackRock Income Trust	157,464
8,700	Duff & Phelps Utility and Corporate Bond Trust	84,999
26,500	MFS Intermediate Income Trust	120,045
16,352	Putnam Premier Income Trust	79,961

Total Investment Companies (cost: $540,045)		523,753

Short-Term Securities - 2.3%
567,358	Fidelity Instl. Money Mkt. Govt. Fund, 0.27%

Total Short-Term Securities (cost: $567,358)		567,358

Total Investments in Securities - 100.0% (cost: $20,619,457)		24,456,298

Other Assets and Liabilities, net - 0.0%		(9,291)

Total Net Assets - 100.0%		$24,447,007

*	Non-income producing security.

[1]	Variable rate security. Rate disclosed is as of September 30, 2016.

[4]	144A Restricted Security. The total value of such securities as of September 30, 2016 was $671,837 and represented 2.7% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying, respectively.

[14]	Step Coupon: A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is as of September 30, 2016.

[17]	Security that is either an absolute and unconditional obligation of the United States Government or is collateralized by securities, loans, or leases guaranteed by the U.S. Government or its agencies or instrumentalities.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

LLC — Limited Liability Company

PLC — Public Limited Company

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

Sit Balanced Fund (Continued)

A summary of the levels for the Fund’s investments as of September 30, 2016 is as follows see notes to Schedule of Investments

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Price ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)

Common Stocks **	15,424,936	—	—	15,424,936
Asset-Backed Securities	—	331,170	—	331,170
Collateralized Mortgage Obligations	—	1,488,557	—	1,488,557
Corporate Bonds	—	3,233,769	—	3,233,769
Federal Home Loan Mortgage Corporation	—	353,673	—	353,673
Federal National Mortgage Association	—	801,553	—	801,553
Government National Mortgage Association	—	545,648	—	545,648
Taxable Municipal Securities	—	928,089	—	928,089
U.S. Government / Federal Agency Securities	—	257,792	—	257,792
Investment Companies	523,753	—	—	523,753
Short-Term Securities	567,358	—	—	567,358

Total:	16,516,047	7,940,251	—	24,456,298

**     For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.

SEPTEMBER 30, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

Sit Dividend Growth Fund

Quantity	Name of Issuer	Fair Value ($)

Common Stocks - 98.4%
Commercial Services - 1.2%
225,850	Nielsen Holdings, PLC	12,098,784

Communications - 3.3%
138,775	BCE, Inc.	6,408,629
538,100	Verizon Communications, Inc.	27,970,438

		34,379,067

Consumer Durables - 2.2%
57,375	Polaris Industries, Inc.	4,443,120
43,675	Snap-On, Inc.	6,636,853
54,900	Stanley Black & Decker, Inc.	6,751,602
68,515	Tupperware Brands Corp.	4,478,826

		22,310,401

Consumer Non-Durables - 7.0%
235,850	Hanesbrands, Inc.	5,955,212
69,625	JM Smucker Co./The	9,436,972
100,950	Kimberly-Clark Corp.	12,733,833
181,200	PepsiCo, Inc.	19,709,124
79,400	Philip Morris International, Inc.	7,719,268
179,225	Procter & Gamble Co.	16,085,444

		71,639,853

Consumer Services - 3.8%
224,275	CBS Corp.	12,276,814
139,575	Starbucks Corp.	7,556,590
105,375	Time Warner, Inc.	8,388,904
135,275	Visa, Inc.	11,187,242

		39,409,550

Electronic Technology - 8.7%
155,000	Apple, Inc.	17,522,750
542,600	Applied Materials, Inc.	16,359,390
112,450	Broadcom, Ltd.	19,399,874
577,650	Intel Corp.	21,806,288
124,300	Skyworks Solutions, Inc.	9,464,202
90,075	Xilinx, Inc.	4,894,676

		89,447,180

Energy Minerals - 3.3%
174,950	Marathon Petroleum Corp.	7,101,220
176,025	Occidental Petroleum Corp.	12,835,743
503,500	Suncor Energy, Inc.	13,987,230

		33,924,193

Quantity	Name of Issuer	Fair Value ($)

Finance - 17.1%
117,275	Allstate Corp.	8,113,084
379,300	Brixmor Property Group, Inc.	10,540,747
76,850	Chubb, Ltd.	9,656,202
280,750	Duke Realty Corp.	7,672,898
21,775	Everest Re Group, Ltd.	4,136,597
312,900	Hartford Financial Services Group, Inc.	13,398,378
443,675	Invesco, Ltd.	13,873,717
285,350	JPMorgan Chase & Co.	19,001,456
905,525	KeyCorp	11,020,239
433,100	Legg Mason, Inc.	14,500,188
69,705	Life Storage, Inc.	6,199,563
159,150	Macquarie Infrastructure Corp.	13,247,646
137,600	Realty Income Corp.	9,209,568
402,350	Synchrony Financial	11,265,800
262,150	US Bancorp	11,243,614
128,157	Validus Holdings, Ltd.	6,384,782
181,700	XL Group, Ltd.	6,110,571

		175,575,050

Health Services - 2.9%
182,425	Cardinal Health, Inc.	14,174,422
109,725	UnitedHealth Group, Inc.	15,361,500

		29,535,922

Health Technology - 15.5%
302,700	Abbott Laboratories	12,801,183
223,125	AbbVie, Inc.	14,072,494
78,150	Becton Dickinson and Co.	14,045,900
118,850	Gilead Sciences, Inc.	9,403,412
247,575	Johnson & Johnson	29,246,035
290,800	Medtronic, PLC	25,125,120
182,447	Merck & Co., Inc.	11,386,517
664,725	Pfizer, Inc.	22,514,236
204,600	Teva Pharmaceutical Industries, Ltd., ADR	9,413,646
90,500	Zimmer Holdings, Inc.	11,766,810

		159,775,353

Industrial Services - 1.0%
126,100	Schlumberger, Ltd.	9,916,504

Process Industries - 4.0%
242,325	Dow Chemical Co.	12,559,705
191,575	International Paper Co.	9,191,768
128,833	LyondellBasell Industries NV	10,391,670
112,875	Scotts Miracle-Gro Co.	9,399,101

		41,542,244

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

Sit Dividend Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)

Producer Manufacturing - 7.4%
88,125	Delphi Automotive, PLC	6,285,075
429,350	General Electric Co.	12,717,347
107,040	Honeywell International, Inc.	12,479,794
109,425	Ingersoll-Rand, PLC	7,434,334
29,575	Lockheed Martin Corp.	7,089,719
84,625	Orbital ATK, Inc.	6,450,964
93,750	Raytheon Co.	12,762,188
103,275	United Technologies Corp.	10,492,740

		75,712,161

Retail Trade - 5.2%
204,825	CVS Health Corp.	18,227,377
156,000	Home Depot, Inc.	20,074,080
81,475	Target Corp.	5,595,703
122,925	TJX Cos., Inc.	9,192,332

		53,089,492

Technology Services - 5.3%
92,600	Accenture, PLC	11,312,942
9,500	Alphabet, Inc. *	7,638,570
608,975	Microsoft Corp.	35,076,960

		54,028,472

Transportation - 4.2%
268,125	Delta Air Lines, Inc.	10,553,400
60,775	FedEx Corp.	10,616,177
100,500	Ryder System, Inc.	6,627,975
89,225	Union Pacific Corp.	8,702,114
59,550	United Parcel Service, Inc.	6,512,388

		43,012,054

Quantity	Name of Issuer	Fair Value ($)

Utilities - 6.3%
537,025	CenterPoint Energy, Inc.	12,475,091
181,170	DTE Energy Co.	16,970,194
130,300	NextEra Energy, Inc.	15,938,296
192,350	Southern Co.	9,867,555
165,375	WEC Energy Group, Inc.	9,902,655

		65,153,791

Total Common Stocks (cost: $890,274,337)		1,010,550,071

Short-Term Securities - 1.2%
12,636,165	Fidelity Instl. Money Mkt. Govt. Fund, 0.27%
Total Short-Term Securities (cost: $12,636,165)		12,636,165

Total Investments in Securities - 99.6% (cost: $902,910,502)		1,023,186,236
Other Assets and Liabilities, net - 0.4%		3,859,225

Total Net Assets - 100.0%		$1,027,045,461

*	Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

ADR — American Depositary Receipt

PLC — Public Limited Company

A summary of the levels for the Fund’s investments as of September 30, 2016 is as follows see notes to Schedule of Investments

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Price ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)

Common Stocks **	1,010,550,071	—	—	1,010,550,071
Short-Term Securities	12,636,165	—	—	12,636,165

Total:	1,023,186,236	—	—	1,023,186,236

**     For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.

SEPTEMBER 30, 2016	7

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

Sit Global Dividend Growth Fund

Quantity	Name of Issuer	Fair Value ($)

Common Stocks - 97.4%
Africa/Middle East - 1.1%
Israel - 1.1%
6,075	Teva Pharmaceutical Industries, Ltd., ADR	279,511

Asia - 3.6%
China/Hong Kong - 0.8%
5,375	HSBC Holdings, PLC, ADR	202,154

Japan - 1.0%
17,000	Astellas Pharma, Inc.	265,524

Singapore - 1.8%
2,675	Broadcom, Ltd.	461,491

Europe - 32.8%
Belgium - 1.8%
3,475	Anheuser-Busch InBev NV, ADR	456,650

France - 4.3%
4,900	Schlumberger, Ltd.	385,336
1,450	Unibail-Rodamco SE	390,970
14,600	Veolia Environnement SA	336,409

		1,112,715

Germany - 2.5%
4,200	Aurelius SE & Co.	265,407
3,325	Siemens AG	389,893

		655,300

Ireland - 4.1%
2,525	Accenture, PLC	308,479
8,825	Medtronic, PLC	762,480

		1,070,959

Netherlands - 4.9%
29,500	ING Groep NV, ADR	364,030
4,950	LyondellBasell Industries NV	399,267
28,800	RELX NV	515,142

		1,278,439

Spain - 2.0%
77,400	Iberdrola SA	526,277

Switzerland - 7.5%
2,500	Chubb, Ltd.	314,125
7,350	Nestle SA	580,386
2,965	Roche Holding AG	736,798
1,265	Zurich Insurance Group AG	326,236

		1,957,545

United Kingdom - 5.7%
3,500	Delphi Automotive, PLC	249,620
4,525	Diageo, PLC, ADR	525,081

Quantity	Name of Issuer	Fair Value ($)

72,925	DS Smith, PLC	362,860
6,200	Nielsen Holdings, PLC	332,134

		1,469,695

North America - 59.9%
Bermuda - 1.1%
8,900	Invesco, Ltd.	278,303

Canada - 2.7%
12,575	BCE, Inc.	580,714
4,800	Suncor Energy, Inc.	133,344

		714,058

United States - 56.1%
1,075	3M Co.	189,447
6,050	AbbVie, Inc.	381,573
3,825	Allstate Corp.	264,614
400	Alphabet, Inc. *	321,624
4,900	Apple, Inc.	553,945
5,200	Applied Materials, Inc.	156,780
5,300	Arthur J Gallagher & Co.	269,611
13,375	Brixmor Property Group, Inc.	371,691
3,765	Cardinal Health, Inc.	292,540
11,500	CenterPoint Energy, Inc.	267,145
5,175	CVS Health Corp.	460,523
9,075	Delta Air Lines, Inc.	357,192
4,700	Dow Chemical Co.	243,601
8,025	General Electric Co.	237,700
3,600	Gilead Sciences, Inc.	284,832
3,075	Home Depot, Inc.	395,691
3,250	Honeywell International, Inc.	378,918
10,925	Intel Corp.	412,419
4,450	International Paper Co.	213,511
3,875	Johnson & Johnson	457,754
8,400	JPMorgan Chase & Co.	559,356
15,900	KeyCorp	193,503
2,575	Kimberly-Clark Corp.	324,810
1,265	Lockheed Martin Corp.	303,246
5,025	Macquarie Infrastructure Corp.	418,281
6,200	Marathon Petroleum Corp.	251,658
12,325	Microsoft Corp.	709,920
6,200	Occidental Petroleum Corp.	452,104
4,275	PepsiCo, Inc.	464,992
19,200	Pfizer, Inc.	650,304
3,410	Prudential Financial, Inc.	278,426
1,300	Snap-On, Inc.	197,548
7,075	Starbucks Corp.	383,040
4,500	Target Corp.	309,060
5,150	TJX Cos., Inc.	385,117
4,075	Union Pacific Corp.	397,435

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

Sit Global Dividend Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)

2,900	United Parcel Service, Inc.	317,144
3,000	United Technologies Corp.	304,800
14,925	Verizon Communications, Inc.	775,802
6,300	WEC Energy Group, Inc.	377,244

		14,564,901

Total Common Stocks (cost: $23,323,430)		25,293,522

Short-Term Securities - 2.6%
669,488	Fidelity Instl. Money Mkt. Govt. Fund, 0.27%
Total Short-Term Securities (cost: $669,488)		669,488

Total Investments in Securities - 100.0% (cost: $23,992,918)		25,963,010
Other Assets and Liabilities, net - 0.0%		6,122

Total Net Assets - 100.0%		$25,969,132

*	Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments

ADR — American Depositary Receipt

PLC — Public Limited Company

Portfolio Structure - By Sector (% of Total Net Assets)
Finance	17.3%
Health Technology	14.7
Consumer Non-Durables	9.0
Producer Manufacturing	7.9
Electronic Technology	6.1
Retail Trade	6.0
Utilities	5.8
Communications	5.2
Technology Services	5.2
Process Industries	4.7
Transportation	4.1
Consumer Services	3.5
Energy Minerals	3.2
Industrial Services	1.5
Commercial Services	1.3
Health Services	1.1
Consumer Durables	0.8
Short-Term Securities	2.6

100.0
Other Assets and Liabilities, net	0.0

100.0%

See accompanying notes to schedule of investments.

SEPTEMBER 30, 2016	9

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

Sit Global Dividend Growth Fund (Continued)

A summary of the levels for the Fund’s investments as of September 30, 2016 is as follows see notes to Schedule of Investments

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Price ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)

Common Stocks
Belgium	456,650	—	—	456,650
Bermuda	278,303	—	—	278,303
Canada	714,058	—	—	714,058
China/Hong Kong	202,154	—	—	202,154
France	385,336	727,379	—	1,112,715
Germany	—	655,300	—	655,300
Ireland	1,070,959	—	—	1,070,959
Israel	279,511	—	—	279,511
Japan	—	265,524	—	265,524
Netherlands	763,297	515,142	—	1,278,439
Singapore	461,491	—	—	461,491
Spain	—	526,277	—	526,277
Switzerland	314,125	1,643,420	—	1,957,545
United Kingdom	1,106,835	362,860	—	1,469,695
United States	14,564,901	—	—	14,564,901
Short-Term Securities	669,488	—	—	669,488

Total:	21,267,108	4,695,902	—	25,963,010

The Fund adjusts the closing price of foreign equity securities by applying a systematic process for events occurring after the close of the foreign exchanges. At each reporting period, this process is applied for all foreign securities and therefore all foreign securities are classified as level 2. There are no transfers between level 1 and level 2 between reporting periods as a result of applying this process. Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

Sit ESG Growth Fund

Quantity	Name of Issuer	Fair Value ($)

Common Stocks - 96.2%
Asia - 4.7%
Japan - 4.7%
2,900	Ajinomoto Co., Inc.	64,660
2,400	Asics Corp.	48,356
5,300	Astellas Pharma, Inc.	82,781

		195,797

Europe - 34.0%
Belgium - 1.9%
610	Anheuser-Busch InBev NV, ADR	80,160

France - 6.0%
685	Ingenico Group SA	59,893
550	Schlumberger, Ltd.	43,252
2,300	Unibail-Rodamco SE, ADR	61,755
3,625	Veolia Environnement, ADR	83,411

		248,311

Germany - 1.6%
550	Siemens AG, ADR	64,526

Ireland - 5.0%
510	Accenture, PLC	62,307
1,075	Ingersoll-Rand, PLC	73,036
825	Medtronic, PLC	71,280

		206,623

Netherlands - 4.0%
6,575	ING Groep NV, ADR	81,135
4,700	RELX NV, ADR	83,942

		165,077

Spain - 4.5%
3,850	Iberdrola SA, ADR	104,527
2,250	Industria de Diseno Textil SA	83,426

		187,953

Switzerland - 5.6%
900	Nestle SA, ADR	71,118
3,075	Roche Holding AG, ADR	95,233
2,575	Zurich Insurance Group AG, ADR	66,152

		232,503

United Kingdom - 5.4%
2,100	Coca-Cola European Partners, PLC	83,790
925	Delphi Automotive, PLC	65,971
625	Diageo, PLC, ADR	72,525

		222,286

North America - 57.5%
Canada - 5.4%
2,000	BCE, Inc.	92,360

Quantity	Name of Issuer	Fair Value ($)

2,200	Gildan Activewear, Inc.	61,490
2,475	Suncor Energy, Inc.	68,756

		222,606

United States - 52.1%
950	AbbVie, Inc.	59,916
380	Adobe Systems, Inc. *	41,245
1,050	Allstate Corp.	72,639
85	Alphabet, Inc. *	68,345
750	Cognizant Technology Solutions Corp. *	35,782
2,050	Delta Air Lines, Inc.	80,688
1,000	Dow Chemical Co.	51,830
425	Ecolab, Inc.	51,731
340	Facebook, Inc. *	43,612
400	FedEx Corp.	69,872
2,500	General Electric Co.	74,050
375	Goldman Sachs Group, Inc.	60,476
665	Home Depot, Inc.	85,572
430	Humana, Inc.	76,063
1,800	Intel Corp.	67,950
975	Johnson & Johnson	115,177
800	JPMorgan Chase & Co.	53,272
735	Kimberly-Clark Corp.	92,713
1,600	Legg Mason, Inc.	53,568
1,100	Marriott International, Inc.	74,063
1,125	Microsoft Corp.	64,800
1,100	NIKE, Inc.	57,915
1,025	Occidental Petroleum Corp.	74,743
800	PepsiCo, Inc.	87,016
3,375	Pfizer, Inc.	114,311
835	Prudential Financial, Inc.	68,178
1,525	Starbucks Corp.	82,563
950	TJX Cos., Inc.	71,041
375	UnitedHealth Group, Inc.	52,500
1,775	Verizon Communications, Inc.	92,264
800	Visa, Inc.	66,160

		2,160,055

Total Common Stocks (cost: $3,927,396)		3,985,897

Total Investments in Securities - 96.2% (cost: $3,927,396)		3,985,897
Other Assets and Liabilities, net - 3.8%		155,737

Total Net Assets - 100.0%		$4,141,634

*     Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments

ADR — American Depositary Receipt

PLC — Public Limited Company

See accompanying notes to schedule of investments.

SEPTEMBER 30, 2016	11

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

Sit ESG Growth Fund (Continued)

Portfolio Structure - By Sector (% of Total Net Assets)
Consumer Non-Durables	17.4%
Health Technology	13.0
Finance	12.5
Technology Services	7.6
Consumer Services	7.4
Producer Manufacturing	6.7
Utilities	4.5
Communications	4.5
Retail Trade	3.8
Transportation	3.6
Energy Minerals	3.5
Health Services	3.1
Electronic Technology	3.1
Process Industries	2.5
Consumer Durables	2.0
Industrial Services	1.0

96.2
Other Assets and Liabilities, net	3.8

100.0%

A summary of the levels for the Fund’s investments as of September 30, 2016 is as follows see notes to Schedule of Investments

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Price ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)

Common Stocks
Belgium	80,160	—	—	80,160
Canada	222,606	—	—	222,606
France	188,418	59,893	—	248,311
Germany	64,526	—	—	64,526
Ireland	206,623	—	—	206,623
Japan	—	195,797	—	195,797
Netherlands	165,077	—	—	165,077
Spain	104,527	83,426	—	187,953
Switzerland	232,503	—	—	232,503
United Kingdom	222,286	—	—	222,286
United States	2,160,055	—	—	2,160,055

Total:	3,646,781	339,116	—	3,985,897

The Fund adjusts the closing price of foreign equity securities by applying a systematic process for events occurring after the close of the foreign exchanges. At each reporting period, this process is applied for all foreign securities and therefore all foreign securities are classified as level 2. There are no transfers between level 1 and level 2 between reporting periods as a result of applying this process. Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

Sit Small Cap Dividend Growth Fund

Quantity	Name of Issuer	Fair Value ($)

Common Stocks - 95.9%
Commercial Services - 6.4%
5,075	Booz Allen Hamilton Holding Corp.	160,421
1,600	CEB, Inc.	87,152
2,600	Deluxe Corp.	173,732
625	Dun & Bradstreet Corp.	85,388
9,400	RR Donnelley & Sons Co. *	147,768

		654,461

Consumer Durables - 7.4%
925	Carlisle Cos, Inc.	94,877
3,675	Ethan Allen Interiors, Inc.	114,917
610	Snap-On, Inc.	92,696
2,300	Thor Industries, Inc.	194,810
2,230	Toro Co.	104,453
2,350	Tupperware Brands Corp.	153,620

		755,373

Consumer Non-Durables - 5.2%
950	Cal-Maine Foods, Inc. *	36,613
1,675	Carter’s, Inc.	145,239
1,900	Fresh Del Monte Produce, Inc.	113,810
2,300	Pinnacle Foods, Inc.	115,391
1,600	Sensient Technologies Corp.	121,280

		532,333

Consumer Services - 8.8%
2,300	Brinker International, Inc.	115,989
1,850	Capella Education Co.	107,374
4,025	Cinemark Holdings, Inc.	154,077
3,175	Dunkin’ Brands Group, Inc.	165,354
5,700	Service Corp. International	151,278
7,200	Time, Inc.	104,256
625	Vail Resorts, Inc.	98,050

		896,378

Electronic Technology - 4.9%
3,650	MKS Instruments, Inc.	181,514
1,900	Monolithic Power Systems, Inc.	152,950
2,550	Power Integrations, Inc.	160,726

		495,190

Energy Minerals - 1.6%
2,050	Vermilion Energy, Inc.	79,417
3,225	Western Refining, Inc.	85,334

		164,751

Finance - 25.1%
3,125	BankUnited, Inc.	94,375
4,525	Berkshire Hills Bancorp, Inc.	125,388
4,350	BlackRock Capital Investment Corp.	36,018
4,100	Brixmor Property Group, Inc.	113,939
3,000	Chimera Investment Corp.	47,850

Quantity	Name of Issuer	Fair Value ($)

3,250	Columbia Banking System, Inc.	106,340
5,300	Donegal Group, Inc.	85,383
4,600	East West Bancorp, Inc.	168,866
1,300	Equity LifeStyle Properties, Inc.	100,334
1,000	Evercore Partners, Inc.	51,510
7,275	Farmland Partners, Inc.	81,480
3,500	Horace Mann Educators Corp.	128,275
5,325	Janus Capital Group, Inc.	74,603
11,900	Kingstone Cos, Inc.	109,837
4,850	Legg Mason, Inc.	162,378
1,500	Life Storage, Inc.	133,410
1,850	Macquarie Infrastructure Co.	153,994
6,700	Monogram Residential Trust, Inc.	71,288
2,300	National General Holdings Corp.	51,152
6,350	Old National Bancorp	89,281
1,400	PacWest Bancorp	60,074
7,525	Physicians Realty Trust	162,088
5,825	Provident Financial Services, Inc.	123,665
3,100	STORE Capital Corp.	91,357
3,325	Umpqua Holdings Corp.	50,041
1,700	Validus Holdings, Ltd.	84,694

		2,557,620

Health Services - 4.4%
3,875	Healthcare Services Group, Inc.	153,372
3,575	Healthsouth Corp.	145,038
8,400	Kindred Healthcare, Inc.	85,848
1,350	Patterson Cos, Inc.	62,019

		446,277

Health Technology - 3.0%
1,075	PerkinElmer, Inc.	60,318
2,000	STERIS, PLC	146,200
610	Teleflex, Inc.	102,510

		309,028

Industrial Services - 1.3%
1,725	Waste Connections, Inc.	128,858

Non-Energy Minerals - 1.2%
2,550	Commercial Metals Co.	41,284
2,000	Potlatch Corp.	77,780

		119,064

Process Industries - 7.6%
1,900	Apogee Enterprises, Inc.	84,911
1,300	Avery Dennison Corp.	101,127
2,475	Huntsman Corp.	40,268
800	Ingredion, Inc.	106,448
1,625	Innophos Holdings, Inc.	63,424
1,225	Neenah Paper, Inc.	96,787
7,375	Orion Engineered Carbons SA	138,208
1,700	Scotts Miracle-Gro Co.	141,559

		772,732

See accompanying notes to schedule of investments.

SEPTEMBER 30, 2016	13

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

Sit Small Cap Dividend Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)

Producer Manufacturing - 5.6%
1,300	Applied Industrial Technologies, Inc.	60,762
1,400	Crane Co.	88,214
650	Graco, Inc.	48,100
525	Hubbell, Inc.	56,564
1,475	ITT, Inc.	52,864
925	Lincoln Electric Holdings, Inc.	57,924
300	MSA Safety, Inc.	17,412
1,750	Orbital ATK, Inc.	133,402
425	Watsco, Inc.	59,882

		575,124

Retail Trade - 2.5%
2,000	Big Lots, Inc.	95,500
875	Casey’s General Stores, Inc.	105,131
1,750	Cato Corp.	57,558

		258,189

Technology Services - 3.1%
1,300	Broadridge Financial Solutions, Inc.	88,127
1,275	DST Systems, Inc.	150,348
1,950	ManTech International Corp.	73,496

		311,971

Transportation - 3.0%
1,400	Alaska Air Group, Inc.	92,204
950	Golar LNG, Ltd.	20,140
2,000	Marten Transport, Ltd.	42,000
2,300	Ryder System, Inc.	151,685

		306,029

Quantity	Name of Issuer	Fair Value ($)

Utilities - 4.8%
1,250	Black Hills Corp.	76,525
1,100	Connecticut Water Service, Inc.	54,703
4,700	Covanta Holding Corp.	72,333
1,300	ITC Holdings Corp.	60,424
3,050	New Jersey Resources Corp.	100,223
1,950	Spire, Inc.	124,293

		488,501

Total Common Stocks (cost: $9,211,814)		9,771,879

Investment Companies - 0.7%
2,450	Tortoise Energy Infrastructure Corp.	75,338

(cost: $94,401)
Short-Term Securities - 3.4%
342,666	Fidelity Instl. Money Mkt. Govt. Fund, 0.27%
Total Short-Term Securities (cost: $342,666)		342,666

Total Investments in Securities - 100.0% (cost: $9,648,881)		10,189,883
Other Assets and Liabilities, net - 0.0%		4,477

Total Net Assets - 100.0%		$10,194,360

*     Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

     PLC — Public Limited Company

A summary of the levels for the Fund’s investments as of September 30, 2016 is as follows see notes to Schedule of Investments

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Price ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)

Common Stocks **	9,771,879	—	—	9,771,879
Investment Companies	75,338	—	—	75,338
Short-Term Securities	342,666	—	—	342,666

Total:	10,189,883	—	—	10,189,883

**     For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

Sit Small Cap Growth Fund

Quantity	Name of Issuer	Fair Value ($)

Common Stocks - 98.5%
Commercial Services - 6.5%
40,100	Booz Allen Hamilton Holding Corp.	1,267,561
30,525	Cardtronics, PLC *	1,361,415
10,500	Deluxe Corp.	701,610
11,800	ICF International, Inc. *	522,976
36,000	On Assignment, Inc. *	1,306,440
18,700	RR Donnelley & Sons Co. *	293,964

		5,453,966

Communications - 1.2%
8,950	SBA Communications Corp. *	1,003,832

Consumer Durables - 7.7%
23,500	Century Communities, Inc. *	505,485
22,600	Ethan Allen Interiors, Inc.	706,702
6,800	Polaris Industries, Inc.	526,592
11,100	Snap-On, Inc.	1,686,756
20,300	Take-Two Interactive Software, Inc. *	915,124
12,800	Tenneco, Inc. *	745,856
11,200	Thor Industries, Inc.	948,640
6,700	Tupperware Brands Corp.	437,979

		6,473,134

Consumer Non-Durables - 0.6%
10,200	Pinnacle Foods, Inc.	511,734

Consumer Services - 7.1%
9,900	Brinker International, Inc.	499,257
3,900	Buffalo Wild Wings, Inc. *	548,886
11,000	Capella Education Co.	638,440
24,900	Cinemark Holdings, Inc.	953,172
31,000	Dunkin’ Brands Group, Inc.	1,614,480
25,100	Service Corp. International	666,154
6,600	Vail Resorts, Inc.	1,035,408

		5,955,797

Electronic Technology - 9.1%
18,000	Ambarella, Inc. *	1,324,980
13,700	Arista Networks, Inc. *	1,165,596
57,200	Ciena Corp. *	1,246,960
4,225	MKS Instruments, Inc.	210,109
9,200	Monolithic Power Systems, Inc.	740,600
26,700	Skyworks Solutions, Inc.	2,032,938
16,000	Synaptics, Inc. *	937,280

		7,658,463

Energy Minerals - 0.7%
20,950	Western Refining, Inc.	554,337

Quantity	Name of Issuer	Fair Value ($)

Finance - 8.6%
6,800	Affiliated Managers Group, Inc. *	983,960
4,700	East West Bancorp, Inc.	172,537
18,900	First Republic Bank/CA	1,457,379
26,600	Legg Mason, Inc.	890,568
10,350	Life Storage, Inc.	920,529
19,100	National General Holdings Corp.	424,784
17,600	PacWest Bancorp	755,216
45,000	Physicians Realty Trust	969,300
14,000	Validus Holdings, Ltd.	697,480

		7,271,753

Health Services - 7.3%
25,400	Acadia Healthcare Co., Inc. *	1,258,570
17,100	Advisory Board Co. *	765,054
19,900	Amsurg Corp. *	1,334,295
3,800	Athenahealth, Inc. *	479,256
31,500	Healthcare Services Group, Inc.	1,246,770
42,200	Kindred Healthcare, Inc.	431,284
5,300	Patterson Cos, Inc.	243,482
13,000	Team Health Holdings, Inc. *	423,280

		6,181,991

Health Technology - 11.3%
6,700	Alexion Pharmaceuticals, Inc. *	821,018
13,400	Align Technology, Inc. *	1,256,250
5,400	Bio-Techne Corp.	591,300
11,100	Celgene Corp. *	1,160,283
50,100	Halozyme Therapeutics, Inc. *	605,208
17,900	Ionis Pharmaceuticals, Inc. *	655,856
66,000	K2M Group Holdings, Inc. *	1,173,480
10,400	NxStage Medical, Inc. *	259,896
8,400	PerkinElmer, Inc.	471,324
15,900	STERIS, PLC	1,162,290
68,800	Tandem Diabetes Care, Inc. *	527,008
30,600	VWR Corp. *	867,816

		9,551,729

Industrial Services - 3.9%
22,900	EMCOR Group, Inc.	1,365,298
25,800	Waste Connections, Inc.	1,927,260

		3,292,558

Process Industries - 2.6%
16,200	Apogee Enterprises, Inc.	723,978
18,100	Scotts Miracle-Gro Co.	1,507,187

		2,231,165

See accompanying notes to schedule of investments.

SEPTEMBER 30, 2016	15

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

Sit Small Cap Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)

Producer Manufacturing - 8.2%
6,700	Anixter International, Inc. *	432,150
12,500	CLARCOR, Inc.	812,500
15,800	Crane Co.	995,558
6,500	Hubbell, Inc.	700,310
8,100	IDEX Corp.	757,917
17,700	ITT, Inc.	634,368
8,300	Lincoln Electric Holdings, Inc.	519,746
2,300	MSA Safety, Inc.	133,492
16,800	Orbital ATK, Inc.	1,280,664
8,400	Wabtec Corp.	685,860

		6,952,565

Retail Trade - 3.4%
9,800	Casey’s General Stores, Inc.	1,177,470
7,100	Ulta Salon Cosmetics & Fragrance, Inc. *	1,689,658

		2,867,128

Technology Services - 15.0%
13,100	ANSYS, Inc. *	1,213,191
34,500	Aspen Technology, Inc. *	1,614,255
27,600	comScore, Inc. *	846,216
10,600	DST Systems, Inc.	1,249,952
18,300	Euronet Worldwide, Inc. *	1,497,489
12,550	GoDaddy, Inc. *	433,352
25,400	Manhattan Associates, Inc. *	1,463,548
12,000	ManTech International Corp.	452,280
33,100	Synchronoss Technologies, Inc. *	1,363,058
12,100	Ultimate Software Group, Inc. *	2,473,119

		12,606,460

Quantity	Name of Issuer	Fair Value ($)

Transportation - 3.7%
16,200	Alaska Air Group, Inc.	1,066,932
17,700	Echo Global Logistics, Inc. *	408,162
21,800	Marten Transport, Ltd.	457,800
17,500	Ryder System, Inc.	1,154,125

		3,087,019

Utilities - 1.6%
16,100	ITC Holdings Corp.	748,328
10,100	Spire, Inc.	643,774

		1,392,102

Total Common Stocks (cost: $60,983,456)		83,045,733

Short-Term Securities - 1.6%
1,346,981	Fidelity Instl. Money Mkt. Govt. Fund, 0.27%
Total Short-Term Securities (cost: $1,346,981)		1,346,981

Total Investments in Securities - 100.1% (cost: $62,330,437)		84,392,714
Other Assets and Liabilities, net - (0.1%)		(81,591)

Total Net Assets - 100.0%		$84,311,123

*     Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

PLC — Public Limited Company

A summary of the levels for the Fund’s investments as of September 30, 2016 is as follows see notes to Schedule of Investments

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Price ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)

Common Stocks **	83,045,733	—	—	83,045,733
Short-Term Securities	1,346,981	—	—	1,346,981

Total:	84,392,714	—	—	84,392,714

**     For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

Sit International Growth Fund

Quantity	Name of Issuer	Fair Value ($)

Common Stocks - 96.4%
Africa/Middle East - 0.9%
Israel - 0.9%
4,200	Teva Pharmaceutical Industries, Ltd., ADR	193,242

Asia - 19.4%
Australia - 0.5%
1,175	CSL, Ltd.	96,621

China/Hong Kong - 5.0%
1,200	Alibaba Group Holding, Ltd., ADR *	126,948
6,125	HSBC Holdings, PLC, ADR	230,361
84,500	Techtronic Industries Co., Ltd.	331,011
13,900	Tencent Holdings, Ltd.	386,448

		1,074,768

Japan - 10.2%
16,400	Ajinomoto Co., Inc.	365,662
14,600	Asics Corp.	294,165
30,800	Astellas Pharma, Inc.	481,067
25,600	Daicel Corp.	323,509
2,800	Makita Corp.	199,499
3,500	Secom Co., Ltd.	261,360
7,700	Suzuki Motor Corp.	257,912

		2,183,174

Singapore - 1.5%
1,875	Broadcom, Ltd.	323,475

South Korea - 2.2%
6,200	Korea Electric Power Corp.	303,715
235	Samsung Electronics Co., Ltd., GDR	169,741

		473,456

Europe - 67.9%
Belgium - 1.8%
2,870	Anheuser-Busch InBev NV, ADR	377,147

Denmark - 0.9%
4,695	Novo Nordisk A/S	195,682

France - 9.4%
3,975	BNP Paribas SA	204,450
2,650	Dassault Systemes SA	230,049
2,300	DBV Technologies SA *	167,663
3,500	Ingenico Group SA	306,021
3,825	Safran SA	275,104
2,100	Schlumberger, Ltd.	165,144
1,165	Unibail-Rodamco SE	314,124
15,100	Veolia Environnement SA	347,930

		2,010,485

Germany - 6.6%
3,550	Aurelius SE & Co.	224,332
3,975	GEA Group AG	220,999
1,285	Linde AG	218,349

Quantity	Name of Issuer	Fair Value ($)

5,000	Norma Group SE	257,406
2,750	Siemens AG	322,468
4,000	Stroeer SE & Co.	174,132

		1,417,686

Ireland - 3.0%
700	Allergan, PLC *	161,217
5,600	Medtronic, PLC	483,840

		645,057

Netherlands - 9.8%
1,575	ASML Holding NV	172,588
3,200	Galapagos NV *	205,920
9,700	GrandVision NV	269,396
33,725	ING Groep NV	416,358
4,100	LyondellBasell Industries NV	330,706
6,350	Mobileye NV *	270,320
24,200	RELX NV	432,863

		2,098,151

Spain - 3.9%
72,400	Iberdrola SA	492,279
9,325	Industria de Diseno Textil SA	345,753

		838,032

Switzerland - 8.2%
160	Interroll Holding AG	178,363
8,100	Nestle SA	639,609
3,325	Novartis AG	262,410
1,615	Roche Holding AG	401,325
1,120	Zurich Insurance Group AG	288,841

		1,770,548

United Kingdom - 24.3%
10,500	Ashtead Group, PLC	172,559
5,325	ASOS, PLC *	335,091
25,300	Babcock International Group, PLC	338,715
6,790	British American Tobacco, PLC	433,037
6,300	Cardtronics, PLC *	280,980
8,400	Coca-Cola European Partners, PLC	335,160
3,050	Delphi Automotive, PLC	217,526
4,150	Diageo, PLC, ADR	481,566
78,500	DS Smith, PLC	390,600
16,000	easyJet, PLC	208,623
31,500	Essentra, PLC	198,337
66,700	Greencore Group, PLC	289,912
41,001	Just Eat, PLC *	284,273
5,100	Nielsen Holdings, PLC	273,207
4,435	Reckitt Benckiser Group, PLC	417,530
4,500	Royal Dutch Shell, PLC, ADR - Class A	225,315
2,200	Royal Dutch Shell, PLC, ADR - Class B	116,226

See accompanying notes to schedule of investments.

SEPTEMBER 30, 2016	17

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

Sit International Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)

3,000	STERIS, PLC	219,300

		5,217,957

North America - 8.2%
Canada - 5.6%
8,325	BCE, Inc.	384,449
11,000	Gildan Activewear, Inc.	307,450
10,600	Suncor Energy, Inc.	294,468
2,850	Waste Connections, Inc.	212,895

		1,199,262

United States - 2.6%
4,650	Euronet Worldwide, Inc. *	380,510
120	priceline.com, Inc. *	176,579

		557,089

Total Common Stocks (cost: $19,283,623)		20,671,832

Investment Companies - 1.0%
7,700	iShares MSCI India ETF	226,457

(cost: $229,662)
Short-Term Securities - 2.5%
527,774	Fidelity Instl. Money Mkt. Govt. Fund, 0.27%
Total Short-Term Securities (cost: $527,774)		527,774

Total Investments in Securities - 99.9% (cost: $20,041,059)		21,426,063
Other Assets and Liabilities, net - 0.1%		16,228

Total Net Assets - 100.0%		$21,442,291

*     Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

PLC — Public Limited Company

Portfolio Structure - By Sector (% of Total Net Assets)
Consumer Non-Durables	18.4%
Health Technology	13.4
Finance	8.6
Producer Manufacturing	7.8
Commercial Services	7.1
Technology Services	6.8
Process Industries	5.9
Electronic Technology	5.8
Utilities	5.3
Consumer Durables	4.3
Retail Trade	3.4
Energy Minerals	3.0
Consumer Services	2.0
Communications	1.8
Industrial Services	1.8
Transportation	1.0
Investment Companies	1.0
Short-Term Securities	2.5

99.9
Other Assets and Liabilities, net	0.1

100.0%

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

Sit International Growth Fund (Continued)

A summary of the levels for the Fund’s investments as of September 30, 2016 is as follows see notes to Schedule of Investments

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Price ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)

Common Stocks
Australia	—	96,621	—	96,621
Belgium	377,147	—	—	377,147
Canada	1,199,262	—	—	1,199,262
China/Hong Kong	357,309	717,459	—	1,074,768
Denmark	—	195,682	—	195,682
France	165,144	1,845,341	—	2,010,485
Germany	—	1,417,686	—	1,417,686
Ireland	645,057	—	—	645,057
Israel	193,242	—	—	193,242
Japan	—	2,183,174	—	2,183,174
Netherlands	1,189,972	908,179	—	2,098,151
Singapore	323,475	—	—	323,475
South Korea	—	473,456	—	473,456
Spain	—	838,032	—	838,032
Switzerland	178,363	1,592,185	—	1,770,548
United Kingdom	2,149,280	3,068,677	—	5,217,957
United States	557,089	—	—	557,089
Investment Companies	226,457	—	—	226,457
Short-Term Securities	527,774	—	—	527,774

Total:	8,089,571	13,336,492	—	21,426,063

The Fund adjusts the closing price of foreign equity securities by applying a systematic process for events occurring after the close of the foreign exchanges. At each reporting period, this process is applied for all foreign securities and therefore all foreign securities are classified as level 2. There are no transfers between level 1 and level 2 between reporting periods as a result of applying this process. Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to schedule of investments.

SEPTEMBER 30, 2016	19

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

Sit Developing Markets Growth Fund

Quantity	Name of Issuer	Fair Value ($)

Common Stocks - 94.7%
Africa/Middle East - 10.9%
Israel - 3.2%
3,675	NICE Systems, Ltd., ADR	246,004

South Africa - 7.7%
6,410	Bid Corp., Ltd.	121,158
6,910	Bidvest Group, Ltd.	81,476
1,800	Naspers, Ltd.	311,531
3,050	Sasol, Ltd., ADR	83,326

		597,491

Asia - 66.4%
China/Hong Kong - 28.3%
12,000	AIA Group, Ltd.	80,697
1,400	Alibaba Group Holding, Ltd., ADR *	148,106
277,000	China Construction Bank Corp.	208,038
4,600	China Life Insurance Co., Ltd., ADR	60,168
41,000	China Mengniu Dairy Co., Ltd.	76,738
3,700	China Mobile, Ltd., ADR	227,624
750	CNOOC, Ltd., ADR	94,868
120,000	CSPC Pharmaceutical Group, Ltd.	120,478
30,000	ENN Energy Holdings, Ltd.	146,865
12,000	Hengan International Group Co., Ltd.	100,143
1,600	Hong Kong Exchanges & Clearing, Ltd.	42,345
5,025	JD.com, Inc., ADR *	131,102
1,350	PetroChina Co., Ltd., ADR	90,180
3,900	TAL Education Group, ADR *	276,276
13,900	Tencent Holdings, Ltd.	386,448

		2,190,076

India - 3.9%
1,800	HDFC Bank, Ltd., ADR	129,402
4,200	Tata Motors, Ltd., ADR	167,934

		297,336

Indonesia - 2.6%
322,000	Astra International Tbk PT	204,317

Japan - 1.2%
2,800	Suzuki Motor Corp.	93,786

Malaysia - 1.3%
8,300	British American Tobacco Malaysia	98,625

Singapore - 3.4%
775	Broadcom, Ltd.	133,703
11,000	DBS Group Holdings, Ltd.	124,815

		258,518

South Korea - 14.1%
1,615	CJ CGV Co., Ltd.	123,333
4,787	Industrial Bank of Korea	52,192
4,400	Korea Electric Power Corp.	215,539

Quantity	Name of Issuer	Fair Value ($)

285	Medy-Tox, Inc.	117,135
245	Samsung Electronics Co., Ltd.	356,907
6,200	Shinhan Financial Group Co., Ltd.	227,073

		1,092,179

Taiwan - 7.3%
82,086	Cathay Financial Holding Co., Ltd.	105,543
27,148	Hon Hai Precision Industry Co., Ltd., GDR	136,745
13,000	President Chain Store Corp.	103,543
37,482	Taiwan Semiconductor Co.	220,325

		566,156

Thailand - 1.9%
31,800	Bangkok Bank PCL	149,730

Turkey - 2.4%
4,100	BIM Birlesik Magazalar A/S	68,392
51,000	Kordsa Global Endustriyel Iplik A/S	115,236

		183,628

Europe - 3.8%
Belgium - 2.3%
1,350	Anheuser-Busch InBev NV, ADR	177,404

Netherlands - 1.5%
2,625	Mobileye NV *	111,746

Latin America - 8.5%
Brazil - 6.1%
29,500	Ambev SA, ADR	179,655
11,243	Banco Bradesco SA	103,505
4,400	Embraer SA, ADR	75,944
19,000	Qualicorp SA	111,821

		470,925

Chile - 1.5%
5,500	Banco Santander Chile, ADR	113,800

Peru - 0.9%
2,800	Southern Copper Corp.	73,642

North America - 5.1%
Mexico - 1.5%
34,800	Alsea SAB de CV	117,754

United States - 3.6%
2,150	Cognizant Technology Solutions Corp. *	102,576
800	Skyworks Solutions, Inc.	60,912
1,725	Tupperware Brands Corp.	112,763

		276,251

Total Common Stocks (cost: $6,301,009)		7,319,368

Investment Companies - 3.2%
8,400	iShares MSCI India ETF	247,044

(cost: $244,916)

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

Sit Developing Markets Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)

Short-Term Securities - 2.2%
168,268	Fidelity Instl. Money Mkt. Govt. Fund, 0.27%
Total Short-Term Securities (cost: $168,268)		168,268

Total Investments in Securities - 100.1% (cost: $6,714,193)		7,734,680
Other Assets and Liabilities, net - (0.1%)		(6,018)

Total Net Assets - 100.0%		$7,728,662

*     Non-income producing security.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Portfolio Structure - By Sector (% of Total Net Assets)
Finance	18.1%
Electronic Technology	14.9
Consumer Services	11.8
Consumer Non-Durables	8.2
Retail Trade	7.4
Technology Services	6.3
Producer Manufacturing	5.1
Consumer Durables	4.8
Utilities	4.7
Energy Minerals	3.5
Health Technology	3.1
Communications	2.9
Process Industries	1.5
Health Services	1.4
Non-Energy Minerals	1.0
Investment Companies	3.2
Short-Term Securities	2.2

100.1
Other Assets and Liabilities, net	(0.1)

100.0%

See accompanying notes to schedule of investments.

SEPTEMBER 30, 2016	21

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

Sit Developing Markets Growth Fund (Continued)

A summary of the levels for the Fund’s investments as of September 30, 2016 is as follows see notes to Schedule of Investments

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Price ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)

Common Stocks
Belgium	177,404	—	—	177,404
Brazil	470,925	—	—	470,925
Chile	113,800	—	—	113,800
China/Hong Kong	1,028,324	1,161,752	—	2,190,076
India	297,336	—	—	297,336
Indonesia	—	204,317	—	204,317
Israel	246,004	—	—	246,004
Japan	—	93,786	—	93,786
Malaysia	98,625	—	—	98,625
Mexico	117,754	—	—	117,754
Netherlands	111,746	—	—	111,746
Peru	73,642	—	—	73,642
Singapore	133,703	124,815	—	258,518
South Africa	83,326	514,165	—	597,491
South Korea	—	1,092,179	—	1,092,179
Taiwan	—	566,156	—	566,156
Thailand	—	149,730	—	149,730
Turkey	—	183,628	—	183,628
United States	276,251	—	—	276,251
Investment Companies	247,044	—	—	247,044
Short-Term Securities	168,268	—	—	168,268

Total:	3,644,152	4,090,528	—	7,734,680

The Fund adjusts the closing price of foreign equity securities by applying a systematic process for events occurring after the close of the foreign exchanges. At each reporting period, this process is applied for all foreign securities and therefore all foreign securities are classified as level 2. There are no transfers between level 1 and level 2 between reporting periods as a result of applying this process. Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to schedule of investments.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

Securities Valuation:

Investments in Securities

Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. Consistent with the Funds’ valuation policies and procedures, debt securities maturing in more than 60 days are priced by an independent pricing service. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, or when the Advisor becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, securities are valued at fair value as determined in good faith using procedures established by the Board of Directors. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Debt securities of sufficient credit quality maturing in less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value.

Fair Value Measurements

The inputs and valuation techniques used to measure fair value of the Funds’ net assets are summarized into three levels as described in the hierarchy below:

•  Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•  Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For foreign equities, the pricing services adjust closing prices by applying a systematic process for events occurring after the close of the foreign exchange by utilizing such inputs as Depositary Receipts, quoted prices for similar securities, exchange rates, and certain indexes. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•  Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the levels for the Funds’ investments as of September 30, 2016 is included with the Funds’ schedule of investments.

Foreign Currency Translations

The fair value of securities and other assets and liabilities denominated in foreign currencies for Global Dividend Growth, International Growth and Developing Markets Growth Funds are translated daily into U.S. dollars at the closing rate of exchange (approximately 4:00 p.m. E.S.T).

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2016

(Continued)

At September 30, 2016, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes are identical to book and are as follows:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost of Securities on a Tax Basis

Balanced	$4,092,849	($256,008)	$3,836,841	$20,619,457
Dividend Growth	131,687,015	(11,411,281)	120,275,734	902,910,502
Global Dividend Growth	2,546,816	(576,724)	1,970,092	23,992,918
ESG Growth	133,858	(75,357)	58,501	3,927,396
Small Cap Dividend Growth	936,037	(395,035)	541,002	9,648,881
Small Cap Growth	24,218,188	(2,155,911)	22,062,277	62,330,437
International Growth	2,399,264	(1,014,260)	1,385,004	20,041,059
Developing Markets Growth	1,523,931	(503,444)	1,020,487	6,714,193

Item 2. Controls and Procedures.

(a) The Vice President and Treasurer and the Chairman have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) of Sit Mutual Funds, Inc. (the “Registrant”) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mutual Funds, Inc.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	November 4, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	November 4, 2016

By:	/s/ Roger J. Sit

Roger J. Sit

Chairman

Date:	November 4, 2016